Other general administrative expenses - Number of offices (Details) - branch	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Number of offices	9,879	11,236	11,952
Spain
Disclosure of geographical areas [line items]
Number of offices	1,998	2,989	3,286
Group
Disclosure of geographical areas [line items]
Number of offices	7,881	8,247	8,666